Revenue - Contract Balances (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of In-Progress Contracts
(a)	Details of outstanding contracts as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Accumulated cost	￦	27,281,031	29,168,745
Accumulated contract profit		2,462,008	2,262,854
Accumulated contract loss		(1,185,200)	(1,262,933)
Accumulated contract revenue		28,557,839	30,168,666

Summary of Due From Customers for Contract Work and Due to Customers for Contract Work
(b)	Details of due from customers for contract work and due to customers for contract work as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Unbilled due from customers for contract	￦	1,128,116	941,793
Due to customers for contract work		(644,947)	(629,399)

	￦	483,169	312,394

Summary of Changes in Estimated Total Contract Costs and Impact on Profit or Loss
(c)
Due to the factors causing the cost variation for the years ended December 31, 2019 and 2020, the estimated total contract costs have changed. Details of changes in estimated total contract costs and the impact on profit before income taxes for the years ended December 31, 2019 and 2020 and future periods are as follows:

(in millions of Won)	2019		2020
Changes in estimated total contract costs	￦	533,639	180,065
Changes in profit before income taxes of construction contract :
- Current period		(166,077)	40,743
- Future periods		(43,584)	105,137

Summary of Significant Assumptions Including Uncertainty of Estimate of Total Contract Costs	The significant assumptions including uncertainty of the estimate of total contract costs are as follows:

Method of significant assumption
Material cost	Assumption based on recent purchasing price and quoted market price
Labor cost	Assumption based on standard monthly and daily labor cost
Outsourcing cost	Assumption based on the past experience rate of similar project and market price

Summary of Expected Revenue In Relation To Performance Obligations
(e)	As of December 31, 2020, revenue expected to be recognized in the future in relation to performance obligations that have not been fulfilled (or partially fulfilled) is as follows:

(in millions of Won)	2021		2022	2023	After 2024	Total
Expected Revenue	￦	5,823,397	4,541,484	2,701,438	1,747,264	14,813,583